UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
New York, New York 10178
Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra               New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:           11

Form 13F Information Table Value Total:           $81,535
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                    Name

(1) 028-12144                           Tiger Veda Global, L.P.
(2) 028-12700   Tiger Veda L.P.

                                                 FORM 13F INFORMATION TABLE
                                                 Tiger Veda Management, LLC
                                                     September 30, 2011

COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION     MANAGERS  SOLE   SHARED  NONE

APPLE INC                     COM             037833100    11,417    29,940  SH        SHARED-DEFINED  01, 02           29,940
CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305    14,313   305,563  SH        SHARED-DEFINED  01, 02          305,563
GAFISA S A                    SPONS ADR       362607301     5,637   976,923  SH        SHARED-DEFINED  01, 02          976,923
GOOGLE INC                    CL A            38259P508     9,683    18,800  SH        SHARED-DEFINED  01, 02           18,800
GRACE W R & CO DEL NEW        COM             38388F108     2,235    67,104  SH        SHARED-DEFINED  01, 02           67,104
HARRY WINSTON DIAMOND CORP    COM             41587B100     4,570   450,000  SH        SHARED-DEFINED  01, 02          450,000
LORAL SPACE & COMMUNICATNS I  COM             543881106    14,181   283,062  SH        SHARED-DEFINED  01, 02          283,062
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105     8,092   360,620  SH        SHARED-DEFINED  01, 02          360,620
NII HLDGS INC                 CL B NEW        62913F201     7,610   282,363  SH        SHARED-DEFINED  01, 02          282,363
SCORPIO TANKERS INC           SHS             Y7542C106     2,625   497,089  SH        SHARED-DEFINED  01, 02          497,089
SEMGROUP CORP                 CL A            81663A105     1,172    58,719  SH        SOLE                    58,719

SK 25158 0004 1240753